Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41681
Entity Registrant Name	WANG & LEE GROUP, Inc.
Entity Central Index Key	0001899658
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	5-6/F Wing Tai Factory Building
Entity Address, Address Line Two	3 Tai Yip Street
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares with no par value
Trading Symbol	WLGS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,093,847
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7020
Auditor Name	AOGB CPA Limited
Auditor Location	Hong Kong, Hong Kong
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5-6/F Wing Tai Factory Building
Entity Address, Address Line Two	3 Tai Yip Street
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2889 1313
Contact Personnel Name	Pui Lung Ho
Contact Personnel Email Address	mgt@wangnlee.com.hk